OTHER ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS
Investments	$ 391	$ 323
Prepaids and other	916	954
Other assets	$ 1,307	$ 1,277